PROPERTY PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY PLANT AND EQUIPMENT
NOTE 7   -       PROPERTY PLANT AND EQUIPMENT

Composition:
		Machinery		Computers
	Land and	and	Motor	and	Office
	Building	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance -January 1, 2018	54,487	5,093	12,555	4,780	1,683	78,598
Changes during 2018:
Additions	592	407	815	264	65	2,143
Dispositions	-	-	(1,130)	-	-	(1,130)

Balance - December 31, 2018	55,079	5,500	12,240	5,044	1,748	79,611
Changes during 2019:
Additions	359	205	762	390	75	1,791
Dispositions	-	-	-	-	-	-

Balance - December 31, 2019	55,438	5,705	13,002	5,434	1,823	81,402

Accumulated depreciation:
Balance - January 1, 2018	18,701	3,744	10,147	3,909	888	37,389
Changes during 2018:
Additions	1,826	404	1,079	241	64	3,614
Dispositions	-	-	(784)	-	-	(784)
Balance - December 31, 2018	20,527	4,148	10,442	4,150	952	40,219
Changes during 2019:
Additions	1,905	417	1,034	237	69	3,662
Dispositions	-	-	-	-	-	-
Balance - December 31, 2019	22,432	4,565	11,476	4,387	1,021	43,881

Net book value:
December 31, 2019	33,006	1,140	1,526	1,047	802	37,521

December 31, 2018	34,552	1,352	1,798	894	796	39,392

Net book value (Dollars in thousands):
December 31, 2019	9,550	330	442	303	232	10,857

December 31, 2018	9,998	391	520	259	230	11,398